Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade and other payables
Trade and other payables

22. Trade and other payables

	At December 31,
	2018	2017
	$'m	$'m
Trade payables	1,517	1,469
Other payables and accruals	339	436
Other tax and social security payable	111	49
Payables and accruals for exceptional items	16	34
	1,983	1,988

The fair values of trade and other payables approximate the amounts shown above.

Other payables and accruals mainly comprise accruals for operating expenses, deferred income and value added tax payable.